26. PROVISIONS (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	$ 4,435	$ 6,267
Provisions, current	798	806
Provisions for contingencies
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	3,468	3,977
Provisions, current	129	94
Asset retirement obligation
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	918	1,719
Provisions, current	152	143
Environmental remediation
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	15	174
Provisions, current	127	175
Onerous contract (Ship or pay)
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	0	366
Provisions, current	389	394
Other provisions
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	$ 34	$ 31